Debt (Tables)	12 Months Ended
Jan. 31, 2016
Debt Disclosure [Abstract]
Summary of Convertible Senior Notes
Certain terms of the conversion features of the 0.25% Senior Notes are as follows:

	Conversion Rate per $1,000 Par Value	Initial Conversion Price per Share	Convertible Date
0.25% Senior Notes	15.0512	$66.44	January 1, 2018
Convertible Senior Notes

	Par Value Outstanding	Equity Component Recorded at Issuance		Liability Component of Par Value as of January 31,
(in thousands)				2016		2015
0.25% Convertible Senior Notes due April 1, 2018	$1,150,000	$122,421	(1)	$1,088,097	(2)	$1,060,454	(2)
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(1)This amount represents the equity component recorded at the initial issuance of the 0.25% convertible senior notes.
(2)In April 2015, the FASB issued ASU 2015-03 which simplifies the presentation of debt issuance costs by requiring debt issuance costs to be presented as a deduction from the corresponding debt liability rather than an asset. The Company adopted this standard in fiscal 2017 and retrospectively applied the standard for all periods presented.

Schedule of Convertible Senior Notes
The 0.25% Senior Notes consisted of the following (in thousands):

	As of
	January 31, 2016	January 31, 2015
Liability component :
Principal (1)	$1,150,000	$1,150,000
Less: debt discount, net (2)	(54,941)	(79,308)
Less: debt issuance cost (3)	(6,962)	(10,238)
Net carrying amount	$1,088,097	$1,060,454
(1)The effective interest rates of the 0.25% Senior Notes is 2.53%. These interest rates were based on the interest rates of a similar liability at the time of issuance that did not have an associated convertible feature.
(2)Included in the consolidated balance sheets within Convertible 0.25% Senior Notes (which is classified as a noncurrent liability) and is amortized over the life of the 0.25% Senior Notes using the effective interest rate method.
(3)In April 2015, the FASB issued ASU 2015-03 which simplifies the presentation of debt issuance costs by requiring debt issuance costs to be presented as a deduction from the corresponding debt liability rather than an asset. The Company adopted this standard in fiscal 2017 and retrospectively applied the standard for all periods presented.

Summary of Hedge Notes
Note Hedges
To minimize the impact of potential economic dilution upon conversion of the 0.25% Senior Notes, the Company entered into convertible note hedge transactions with respect to its common stock (the “Note Hedges”).

(in thousands, except for shares)	Date	Purchase	Shares
0.25% Note Hedges	March 2013	$153,800	17,308,880

Components of Warrants	Warrants

	Date	Proceeds (in thousands)	Shares	Strike Price
0.25% Warrants	March 2013	$84,800	17,308,880	$90.40

Schedule of Interest Expense
The following table sets forth total interest expense recognized related to the Notes, the Term Loan and the Credit Facility prior to capitalization of interest (in thousands):

	Fiscal Year Ended January 31,
	2016	2015	2014
Contractual interest expense	$11,879	$10,224	$10,195
Amortization of debt issuance costs	4,105	4,622	4,470
Amortization of debt discount	24,504	36,575	46,942
	$40,488	$51,421	$61,607